Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator:
Net gain from investments held in Trust Account	$ 7,974
Net income attributable to Class A ordinary shares subject to possible redemption	$ 7,974
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares) | shares	35,001,205
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share) | $ / shares	$ 0.00
Numerator:
Net loss	$ (352,446)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	7,974
Net loss attributable to non-redeemable ordinary shares	$ (360,420)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares) | shares	9,819,148
Basic and diluted net loss per share, non-redeemable ordinary shares (in Dollars per share) | $ / shares	$ (0.04)